WARRANTS (Details Textual)	0 Months Ended
	Nov. 11, 2013	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Conversion Of Stock Warrants Issued	2,043,835
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.001	0.75
Warrants Expiry Period	7 years